Cash And Cash Equivalents And Short-Term Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents And Short-Term Bank Deposits [Abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents

	December 31, 2023	December 31, 2022
	$	$
Cash	42,169	38,141
Cash equivalents	80,124	156,330
Cash and cash equivalents	122,293	194,471

Summary of Short-Term Bank Deposits	Short-term bank deposits

	December 31, 2023	December 31, 2022
	$	$
Short-term bank deposits	-	157,631